Segment Reporting (Details)	12 Months Ended
Sep. 30, 2025 Segment
Segment Reporting [Abstract]
Number of operating segments	1
Number of reportable segments	1
CODM description	The Company’s CODM uses net income (loss) to measure segment profit or loss and assesses performance against expectations to make resource allocation decisions